OTHER REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2018
OTHER REAL ESTATE [Abstract]
Summary of Other Real Estate Activity
A summary of other real estate activity for the years ended December 31 follows (1):

	2018	2017	2016
	(In thousands)
Balance at beginning of year, net of valuation allowance	$1,628	$4,956	$7,070
Loans transferred to other real estate	1,510	1,735	2,355
Sales of other real estate	(1,822)	(4,737)	(3,596)
Additions to valuation allowance charged to expense	(138)	(326)	(873)
Balance at end of year, net of valuation allowance	$1,178	$1,628	$4,956

(1)	Table excludes other repossessed assets totaling $0.12 million and $0.02 million at December 31, 2018 and 2017, respectively.

Valuation Allowance for Other Real Estate Owned
An analysis of our valuation allowance for other real estate follows:

	2018	2017	2016
	(In thousands)
Balance at beginning of year	$123	$793	$1,692
Additions charged to expense	138	326	873
Direct write-downs upon sale	(117)	(996)	(1,772)
Balance at end of year	$144	$123	$793